Filed electronically with the Securities and Exchange Commission on May 31, 2006

File No. 2-14400

File No. 811-642

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 106	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 86	[ X ]

DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette

Vice President and Secretary

DWS International Fund, Inc.

Two International Place, Boston, MA 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[ X ]	On July 1, 2006 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A for DWS International Fund, Inc. (the “Corporation”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 1, 2006, the effectiveness of Post-Effective Amendment No. 105. That amendment was filed with the Commission on March 13, 2006 (Accession No. 0000088053-06-000313) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and designated an effective date of June 1, 2006. Since no other changes are intended to be made to that filing by means of this filing, Parts A and B of Post-Effective Amendment No. 105 are incorporated herein by reference.

DWS International Value Opportunities Fund’s updated Prospectuses and Statements of Additional Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b) on or before July 1, 2006.

PART A - PROSPECTUS

The Prospectuses for DWS International Value Opportunities Fund, a series of the Corporation, are incorporated by reference to Part A of Post-Effective Amendment No. 105 to the Corporation’s Registration Statement filed on March 13, 2006 (Accession No. 0000088053-06-000313).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statements of Additional Information for DWS International Value Opportunities Fund, a series of the Corporation, are incorporated by reference to Part B of Post-Effective Amendment No. 105 to the Corporation’s Registration Statement filed on March 13, 2006 (Accession No. 0000088053-06-000313).

DWS INTERNATIONAL FUND, INC.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Articles of Amendment and Restatement of the Registrant as of January 24, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(2)	Articles Supplementary dated September 17, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(3)	Articles Supplementary dated December 1, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(4)	Articles Supplementary dated August 3, 1994. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(5)	Articles Supplementary dated February 20, 1996. (Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement, as filed on February 23, 1996.)

	(6)	Articles Supplementary dated September 5, 1996. (Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement, as filed on February 28, 1997.)

	(7)	Articles Supplementary dated December 12, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement, as filed on June 4, 1997.)

	(8)	Articles Supplementary dated March 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement, as filed on June 4, 1997.)

	(9)	Articles of Amendment dated December 23, 1997. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, as filed on July 29, 1998.)

	(10)	Articles Supplementary dated March 2, 1998. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, as filed on July 29, 1998.)

	(11)	Articles Supplementary dated March 31, 1998. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, as filed on July 29, 1998.)

(12)

Articles of Transfer from Scudder Institutional Fund Inc., dated April 3, 1998.

(Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement, as filed on December 28, 1998.)

(13)	Articles Supplementary dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement, as filed on July 30, 1999.)

(14)	Articles Supplementary dated March 31, 2000. (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement, as filed on May 12, 2000.)

(15)	Articles of Amendment dated August 11, 2000. (Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement, as filed on December 29, 2000.)

(16)	Articles Supplementary dated November 30, 2000. (Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement, as filed on December 29, 2000.)

(17)	Articles Supplementary dated November 30, 2000. (Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement, as filed on December 29, 2000.)

(18)	Articles Supplementary dated December 26, 2000. (Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement, as filed on December 29, 2000.)

(19)	Articles of Amendment dated December 26, 2000. (Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement, as filed on December 29, 2000.)

(20)	Articles Supplementary dated December 26, 2000. (Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement, as filed on December 29, 2000.)

(21)	Articles Supplementary dated December 26, 2000. (Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(22)	Articles Supplementary dated August 14, 2001. (Incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement, as filed on August 31, 2001.)

(23)	Articles of Amendment dated August 16, 2004. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement, as filed on December 2, 2004.)

(24)	Articles Supplementary dated August 20, 2004. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement, as filed on December 2, 2004.)

(25)	Articles Supplementary dated October 12, 2004. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement, as filed on December 2, 2004.)

(b)	(1)	Amended and Restated By-Laws of the Registrant dated March 4, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(2)	Amended and Restated By-Laws of the Registrant dated September 20, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(3)	Amended and Restated By-Laws of the Registrant dated December 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(4)	Amended and Restated By-Laws of the Registrant dated September 4, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement, as filed on June 4, 1997.)

	(5)	Amended and Restated By-Laws of the Registrant dated December 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement, as filed on December 29, 1997.)

	(6)	Amended and Restated By-Laws of the Registrant dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement, as filed on July 14, 2000.)

	(7)	Amended and Restated By-Laws of the Registrant dated November 13, 2000. (Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

	(8)	Amendment to By-Laws, dated December 10, 2002. (Incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement, as filed on December 29, 2003.)

	(9)	Certificate of the Secretary of the Scudder Funds dated October 30, 2003. (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement, as filed on February 24, 2004.)

	(10)	Amendment to By-Laws, dated October 14, 2003. (Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement, as filed on September 28, 2004.)

	(11)	Amendment to By-Laws, dated August 10, 2004. (Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement, as filed on September 28, 2004.)

(c)		Inapplicable.

(d)	(1)

Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Deutsche Investment Management Americas Inc., dated April 5, 2002.

(Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement, as filed on December 27, 2002.)

	(2)

Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Deutsche Investment Management Americas Inc., dated April 5, 2002.

(Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement, as filed on December 27, 2002.)

	(3)

Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Deutsche Investment Management Americas Inc., dated April 5, 2002.

(Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement, as filed on December 27, 2002.)

	(4)

Amendment to Research and Advisory Agreement between Deutsche Investment Management Americas Inc. and Deutsche Asset Management (Asia) Limited, dated April 23, 2003, on behalf of the Scudder Pacific Opportunities Fund.

(Incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement, as filed on December 29, 2003.)

	(5)

Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Deutsche Investment Management Americas Inc., dated March 14, 2005.

(Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement, as filed on December 1, 2005.)

(e)	(1)

Underwriting Agreement between the Registrant and Scudder Distributors, Inc. dated September 30, 2002.

(Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement, as filed on November 1, 2002.)

(f)		Inapplicable.

(g)	(1)

Custodian Contract between the Registrant, on behalf of Scudder Latin America Fund, and Brown Brothers Harriman & Co. dated November 25, 1992.

(Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(2)

Custodian Contract between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25, 1992.

(Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

	(3)

Custodian Contract between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10, 1994.

(Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement, as filed on February 17, 1995.)

(4)

Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995.

(Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement, as filed on June 4, 1997.)

(h)	(1)

Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated October 2, 1989.

(Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on July 31, 1997.)

(2)

Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Pacific Opportunities Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(3)

Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Latin America Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(4)

Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Greater Europe Growth Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(5)

Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Growth Fund) and Scudder Fund Accounting Corporation, dated November 13, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(6)

Agency Agreement between the Registrant and Kemper Service Company, dated November 13, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(7)

Shareholder Services Agreement between the Registrant, for Classes A, B and C shares, and Kemper Distributors, Inc., dated December 29, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(8)

Shareholder Services Agreement between the Registrant, for Classes A, B and C shares, and Scudder Distributor, Inc. dated April 5, 2002.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(9)

Amendment No. 1 to the Transfer Agency and Service Agreement dated June 11, 2002.

(Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement, as filed on December 27, 2002.)

	(10)	Letter of Indemnity to the Scudder Funds dated October 13, 2004. (Incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement, as filed on December 2, 2005.)

	(11)	Letter of Indemnity to the Scudder Funds dated October 13, 2004. (Incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement, as filed on December 2, 2005.)

	(12)	Letter of Indemnity to the Independent Directors dated October 13, 2004. (Incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement, as filed on December 2, 2005.)

(i)	(1)	Opinion of Counsel, dated December 26, 2002. (Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement, as filed on December 27, 2002.)

	(2)	Opinion of Counsel (in regards to DWS International Value Opportunities Fund: Classes A, C, S and Institutional) – to be filed by amendment.

(j)		Inapplicable.

(k)		Inapplicable.

(l)		Inapplicable.

(m)	(1)

Rule 12b-1 Plan for Scudder International Fund – Classes A, B and C shares, dated December 29, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(2)

Rule 12b-1 Plan for Scudder Emerging Markets Growth Fund – Classes A, B and C shares, dated December 29, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(3)

Rule 12b-1 Plan for Scudder Greater Europe Growth Fund – Classes A, B and C shares, dated December 29, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(4)

Rule 12b-1 Plan for Scudder Latin America Fund – Classes A, B and C shares, dated December 29, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(5)

Rule 12b-1 Plan for Scudder Pacific Opportunities Fund – Classes A, B and C shares, dated December 29, 2000.

(Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement, as filed on March 1, 2001.)

(n)	(1)

Amended and Restated Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3.

(Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement, as filed on July 14, 2000.)

	(2)

Amended and Restated Plan with respect to Scudder Greater Europe Growth Fund, Scudder Pacific Opportunities Fund and Scudder Latin America Fund pursuant to Rule 18f-3.

(Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement, as filed on February 7, 2003.)

	(3)

Amended and Restated Plan with respect to the Registrant pursuant to Rule 18f-3 dated January 31, 2003. (Incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement, as filed on December 29, 2003.)

	(4)

Amended and Restated Plan with respect to the Registrant pursuant to Rule 18f-3 dated October 12, 2004. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement, as filed on December 2, 2004.)

(p)	(1)

Code of Ethics for Deutsche Asset Management – U.S., effective January 1, 2005. (Incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement, as filed on December 2, 2005.)

	(2)	Consolidated Fund Code of Ethics (All Funds). (Incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement, as filed on December 2, 2005.)

Item 24.	Persons Controlled by or under Common Control with Registrant

None

Item 25.	Indemnification

Article VIII of the Registrant’s Agreement and Articles of Incorporation (Exhibit (a)(1) hereto, which is incorporated herein by reference) + provides in effect that the Registrant will indemnify its officers and Directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Articles of Incorporation does not protect any person against any liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Each of the Directors who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Director”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Director against certain liabilities which such Director may incur while acting in the capacity as a Director, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Director and is not affected by amendment of the Agreement and Articles of Incorporation. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Director against any liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and Directors against certain liabilities which such officers and Directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and Directors by way of indemnification against such liabilities, subject to certain deductibles.

On April 5, 2002, Zurich Scudder Investments, Inc. (“Scudder”), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the “Transaction”). In connection with the Directors’ evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the Directors who were not “interested persons” of Scudder, Deutsche Bank or Registrant (the “Independent Directors”) for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Directors by Deutsche Bank in connection with the Independent Directors’ consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Deutsche Investment Management Americas, Inc. (hereafter, “DeIM”), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Directors) and consultants, whether retained by the Registrant or the Independent Directors, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant (“Private Litigation and Enforcement Actions”). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Directors against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Directors, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, “Covered Matters”), including without limitation:

1.

all reasonable legal and other expenses incurred by the Independent Directors in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.	all liabilities and reasonable legal and other expenses incurred by any Independent Director in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.

any loss or reasonable legal and other expenses incurred by any Independent Director as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Independent Directors or acting otherwise) for the benefit of the Independent Director, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

4.

any loss or reasonable legal and other expenses incurred by any Independent Director, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Director is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeIM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeIM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5.

all liabilities and reasonable legal and other expenses incurred by any Independent Director in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Director (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Director ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Director to the Registrant or its shareholders to which such Independent Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Director’s duties as a Director of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Independent Director with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Director’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Director’s duties as a Director of the Registrant, such Independent Director has undertaken to repay such costs or expenses to DeIM.

Item 26.	Business and Other Connections of Investment Advisor

During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.	Principal Underwriters

(a)

DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant’s shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. and Investment Company Capital Corp.

(b)

Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

(1)	(2)	(3)
DWS Scudder Distributors, Inc. Name and Principal Business Address	Positions and Offices with DWS Scudder Distributors, Inc.	Positions and Offices with Registrant

Michael L. Gallagher 222 South Riverside Plaza Chicago, IL 60606	Director and President	None
Philipp Hensler 345 Park Avenue New York, NY 10154	Director, Chairman of the Board and CEO	None
Michael Colon 345 Park Avenue New York, NY 10154	Director and Chief Operating Officer	President
Thomas Winnick 345 Park Avenue New York, NY 10154	Director and Vice President	None
Michael Concannon 345 Park Avenue New York, NY 10154	Chief Financial Officer and Treasurer	None
Robert Froehlich 222 South Riverside Plaza Chicago, IL 60606	Vice President	None
Katie Rose 222 South Riverside Plaza Chicago, IL 60606	Vice President	None
Paul Schubert 345 Park Avenue New York, NY 10154	Vice President	Chief Financial Officer and Treasurer
Mark Perrelli 222 South Riverside Plaza Chicago, IL 60606	Vice President	None
Donna White 345 Park Avenue New York, NY 10154	Chief Compliance Officer	None

John Robbins 345 Park Avenue New York, NY 10154	Vice President and AML Compliance Officer	Anti-Money Laundering Compliance Officer
Caroline Pearson Two International Place Boston, MA 02110	Secretary	Assistant Secretary
Philip J. Collora 222 South Riverside Plaza Chicago, IL 60606	Assistant Secretary	None

(c)	Not applicable

Item 28.	Location of Accounts and Records.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant’s custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant’s transfer agent are maintained by DWS Scudder Service Corporation, 811 Main Street, Kansas City, Missouri 64105. Records relating to shareholder services functions are maintained by DWS Scudder Investments Service Company.

Item 29.	Management Services.

Inapplicable.

Item 30.	Undertakings.

Inapplicable.

File No. 2-14400

File No. 811-642

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

EXHIBITS

TO

FORM N-1A

POST-EFFECTIVE AMENDMENT No. 106

TO REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

AND

AMENDMENT NO. 86

TO REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

DWS INTERNATIONAL FUND, INC.

DWS INTERNATIONAL FUND, INC.

EXHIBIT INDEX

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 26th day of May 2006.

DWS INTERNATIONAL FUND, INC.

By:	/s/Michael Colon
Michael Colon
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael Colon
Michael Colon	President	May 26, 2006

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 26, 2006

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	May 26, 2006

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	May 26, 2006

/s/Keith R. Fox
Keith R. Fox*	Director	May 26, 2006

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	May 26, 2006

Martin J. Gruber	Director	May 26, 2006

Richard J. Herring	Director	May 26, 2006

Graham E. Jones	Director	May 26, 2006

Rebecca W. Rimel	Director	May 26, 2006

Philip Saunders, Jr.	Director	May 26, 2006

William N. Searcy, Jr.	Director	May 26, 2006

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	May 26, 2006

Axel Schwarzer	Director	May 26, 2006

/s/Carl W. Vogt
Carl W. Vogt*	Director	May 26, 2006

*By:	/s/Caroline Pearson

Caroline Pearson**

Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as filed in Post-Effective Amendment No. 103 to DWS International Fund, Inc.’s Registration Statement, as filed on December 1, 2005.